INCOME TAX - Taxes on Unremitted Earnings of Foreign Subsidiaries (Details) ₽ in Millions, $ in Millions	Jan. 01, 2022	Dec. 31, 2021 RUB (₽)	Dec. 31, 2021 USD ($)
INCOME TAX
Dividend withholding, percentage	15.00%	5.00%	5.00%
Cumulative amount of unremitted earnings upon which dividend withholding taxes have not been provided		₽ 133,645	$ 1,798.9
Unrecognized deferred tax liability		₽ 20,047	$ 269.8